FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-	FAIR VALUE MEASUREMENTS

The Company's financial assets and liabilities measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2025 and 2024:

	December 31, 2025
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:

Money market funds	$1,784	$-	$-	$1,784

Other receivables and prepaid expenses:

Derivative instruments	-	1,290	-	1,290

Marketable securities:

Foreign banks and government debentures	-	1,928	-	1,928
US government	-	-	-	-
Corporate debentures	-	85,370	-	85,370

Total financial assets	$1,784	$88,588	$-	$90,372

Liabilities

Contingent consideration	$-	$-	$699	$699

Total financial liabilities	$-	$-	$699	$699

	December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:

Money market funds	$3,069	$-	$-	$3,069

Other receivables and prepaid expenses:

Derivative instruments	-	1,163	-	1,163

Marketable securities:

Foreign banks and government debentures	-	1,887	-	1,887
US government	-	3,782	-	3,782
Corporate debentures	-	96,848	-	96,848

Total financial assets	$3,069	$103,680	$-	$106,749

Liabilities

Contingent consideration	$-	$-	$3,866	$3,866

Total financial liabilities	$-	$-	$3,866	$3,866

The table below presents the changes in Level 3 contingent consideration obligation measured on a recurring basis and related to the SecurityDAM acquisition:

	Year ended December 31,
	2025	2024

Fair value at the beginning of the year	$3,866	$6,332
Changes in the fair value of contingent consideration in SecurityDAM	238	701
Reclassification of payable related to contingent consideration to other payables and accrued expenses (see Note 10)	(3,405)	(3,167)

Fair value at the end of the year	$699	$3,866

The fair value of the contingent consideration related to the acquisition of SecurityDAM was $699 as of December 31, 2025. The Company estimated the fair value of the contingent consideration using a predetermined percentage (as detailed in the agreement) out of expected revenues with a discount rate of between 9.86-10.04%.